Vessels, net - Summary of Analysis of Vessels, Net (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Vessel Cost, Balance at beginning of year	$ 336,139,873	$ 292,065,147
Vessel Cost, Acquisitions and improvements	153,107,320	87,117,946
Vessel Cost, Disposal		(43,043,220)
Vessel Cost, Balance at end of year	489,247,193	336,139,873
Accumulated depreciation, Balance at beginning of year	(127,909,855)	(111,217,895)
Accumulated depreciation, Disposal		299,940
Accumulated depreciation, Depreciation for the year	(25,930,557)	(16,991,900)
Accumulated depreciation, Balance at end of year	(153,840,412)	(127,909,855)
Net book value, Balance at beginning of year	208,230,018	180,847,252
Net book value, Acquisitions and improvements	153,107,320	87,117,946
Net book value, Disposal		(42,743,280)
Net book value, Depreciation for the year	(25,930,557)	(16,991,900)
Net book value, Balance at end of year	$ 335,406,781	$ 208,230,018